SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of calculation of the impairment losses provision $ in Thousands	Dec. 31, 2019 USD ($)
Financial assets neither past due nor impaired [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of calculation of the impairment losses provision [Line Items]
Expected loss rate	1.00%
Gross book value	$ 1,046,909
Impairment loss provision	$ (13,570)
Not later than three months [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of calculation of the impairment losses provision [Line Items]
Expected loss rate	21.00%
Gross book value	$ 36,241
Impairment loss provision	$ (7,774)
Later than three months and not later than six months [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of calculation of the impairment losses provision [Line Items]
Expected loss rate	46.00%
Gross book value	$ 12,001
Impairment loss provision	$ (5,499)
Later than six months and not later than one year [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of calculation of the impairment losses provision [Line Items]
Expected loss rate	67.00%
Gross book value	$ 14,623
Impairment loss provision	$ (9,803)
Later than one year [member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of calculation of the impairment losses provision [Line Items]
Expected loss rate	94.00%
Gross book value	$ 66,022
Impairment loss provision	$ (61,787)
Total [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of calculation of the impairment losses provision [Line Items]
Expected loss rate	8.00%
Gross book value	$ 1,175,796
Impairment loss provision	$ (98,433)